Non-current financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Non-current Financial Assets at Fair Value Through Profit or Loss

	December 31, 2018	December 31, 2018
	NT$000	US$000
Financial assets mandatorily measured at fair value through profit or loss
Foreign partnership interests	10,940	358
Valuation adjustment	531	17

	11,471	375

Summary of Amounts recognized in Profit or Loss in Relation to Financial Assets at Fair Value Through Profit or Loss

	2018	2018
	NT$000	US$000
Financial assets mandatorily measured at fair value through profit or loss
Foreign partnership interests	38	1
Beneficiary certificates*	1,396	46
Derivative instruments	51	2

	1,485	49